Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

Debt Financing, Related Parties

On August 5, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $50,000 from the Company’s Vice Chairman pursuant to an unsecured demand note that carries a 6% interest rate.

On August 2, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $4,500 from the Company’s Chairman and CEO, pursuant to an unsecured demand note that carries a 6% interest rate.

On July 7, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $5,000 from the Company’s Vice Chairman pursuant to an unsecured demand note that carries a 6% interest rate.

Increase in Authorized Shares of Series B Preferred Stock

On August 2, 2022, the Company filed a Certificate of Amendment to the Certificate of Designation of the Company’s Series B Preferred Stock with the Secretary of State of the State of Nevada increased the number of authorized shares of the Series B Preferred Stock from 300,000 to 600,000.

Disposal of Fixed Assets

On August 15, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., sold its office furniture and equipment with a net book value of $15,866 for gross proceeds of $6,350, resulting in a loss on disposal of $9,516.

Note 21 – Subsequent Events

Debt Financing

On March 1, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $400,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carried an 8% interest rate.

On February 15, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $200,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carried an 8% interest rate.

Common Stock Issued on Subscriptions Payable

On March 29, 2022, the Company issued 262,066 shares of common stock on a Subscriptions Payable for the December 1, 2021 award of common stock to COR for services.

Lease Commitment

On January 1, 2022, OWP Colombia entered into a lease for a warehouse over a ten-year term. The leased premise is 38,750 square feet and will be used for our extraction facility. Monthly lease payments of $57,339,000 COP, plus VAT, or approximately $15,290 USD, commence January 1, 2022 for a ten-year term that carries automatic options to extend for successive terms of five (5) years, as long as neither party has given notice of termination at least six (6) months in advance.